Schedule of Investments (unaudited)	iShares® ESG Aware MSCI EAFE ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.5%
Ampol Ltd.	347,752	$6,748,286
APA Group	1,638,758	12,503,057
Aristocrat Leisure Ltd.	289,907	6,966,587
ASX Ltd.	263,895	12,720,746
Aurizon Holdings Ltd.	2,716,048	7,023,800
Australia & New Zealand Banking Group Ltd.	1,456,063	24,585,202
BlueScope Steel Ltd.	670,647	8,083,258
Brambles Ltd.	1,960,491	16,216,880
Cochlear Ltd.	100,430	14,771,089
Coles Group Ltd.	941,937	10,878,938
Commonwealth Bank of Australia	719,405	53,018,107
Computershare Ltd.	525,016	9,952,566
CSL Ltd.	210,052	43,156,977
Dexus	2,267,416	12,448,335
Fortescue Metals Group Ltd.	1,084,193	14,430,246
Goodman Group	562,332	7,439,613
GPT Group (The)	3,501,818	10,795,899
IGO Ltd.	716,785	7,492,372
Lendlease Corp. Ltd.	1,273,818	6,650,483
Macquarie Group Ltd.	149,962	18,442,541
Mineral Resources Ltd.	147,444	8,880,889
Mirvac Group	5,966,856	9,156,253
National Australia Bank Ltd.	1,188,684	25,585,147
Newcrest Mining Ltd.	533,699	7,267,494
Northern Star Resources Ltd.	1,002,222	7,210,734
Orica Ltd.	648,630	6,574,245
Pilbara Minerals Ltd.(a)	2,068,997	6,544,184
Ramsay Health Care Ltd.	158,175	7,118,653
REA Group Ltd.	84,072	7,163,159
Rio Tinto Ltd.	217,062	16,204,682
Rio Tinto PLC	553,066	37,231,681
Santos Ltd.	2,482,584	12,383,480
SEEK Ltd.	459,443	7,046,762
South32 Ltd.	3,113,661	8,648,286
Stockland	3,021,815	7,889,574
Transurban Group	3,272,091	31,990,079
Wesfarmers Ltd.	371,760	12,383,361
Westpac Banking Corp.	947,693	15,390,452
Woodside Energy Group Ltd.	1,263,433	31,907,420
Woolworths Group Ltd.	352,583	8,293,780
Xero Ltd.(a)	141,197	7,016,823
		586,212,120
Austria — 0.3%
OMV AG	172,046	9,130,770
Verbund AG	71,415	6,464,743
voestalpine AG	251,239	6,786,964
		22,382,477
Belgium — 0.7%
Anheuser-Busch InBev SA/NV	384,688	22,687,121
KBC Group NV	257,416	14,259,218
UCB SA	86,431	6,976,411
Umicore SA	183,244	6,613,152
		50,535,902
Denmark — 2.9%
AP Moller - Maersk A/S, Class A	4,592	9,749,107
Carlsberg AS, Class B	60,300	7,622,833
Coloplast A/S, Class B	54,554	6,449,202
DSV A/S	84,098	13,455,116
Security	Shares	Value

Denmark (continued)
Genmab A/S(a)	39,206	$18,167,852
Novo Nordisk A/S, Class B	826,172	103,633,399
Novozymes A/S, Class B	118,884	6,912,872
Orsted AS(b)	128,058	11,212,807
Pandora A/S	97,333	7,410,037
Vestas Wind Systems A/S	583,511	15,160,905
		199,774,130
Finland — 1.3%
Kesko OYJ, Class B	333,149	7,161,211
Neste OYJ	332,093	17,141,497
Nokia OYJ	2,820,336	13,895,531
Nordea Bank Abp	1,345,266	14,137,402
Sampo OYJ, Class A	142,601	7,221,766
Stora Enso OYJ, Class R	451,432	6,641,083
UPM-Kymmene OYJ	437,356	16,055,933
Wartsila OYJ Abp	792,806	6,867,600
		89,122,023
France — 11.4%
Air Liquide SA	151,218	22,015,993
Airbus SE	195,360	22,426,457
Alstom SA	267,050	7,011,654
AXA SA	1,006,275	28,445,949
BioMerieux	66,420	6,639,346
BNP Paribas SA	531,586	29,870,883
Bureau Veritas SA	239,696	6,240,680
Capgemini SE	44,185	7,988,531
Carrefour SA	399,563	6,829,273
Cie. de Saint-Gobain	145,626	6,715,040
Cie. Generale des Etablissements Michelin SCA	836,932	23,578,383
Covivio	124,539	7,211,511
Credit Agricole SA	666,874	6,668,851
Danone SA	550,556	28,935,741
Dassault Systemes SE	553,345	20,632,733
Edenred	125,673	6,904,343
Eiffage SA(c)	71,974	7,086,838
Engie SA	763,975	11,613,784
EssilorLuxottica SA	157,171	29,349,511
Gecina SA	102,903	10,066,931
Hermes International	13,816	22,454,840
Kering SA	47,103	28,301,226
Klepierre SA	317,762	7,363,259
L’Oreal SA	143,776	53,995,934
LVMH Moet Hennessy Louis Vuitton SE	138,768	107,687,917
Orange SA	660,200	6,708,395
Pernod Ricard SA	117,513	23,312,894
Remy Cointreau SA	39,489	6,834,381
Safran SA	128,268	15,852,089
Sanofi	457,901	41,361,867
Schneider Electric SE	354,078	52,288,160
Societe Generale SA	741,117	18,653,191
TotalEnergies SE	1,171,969	73,248,164
Unibail-Rodamco-Westfield(a)(c)	124,389	6,704,683
Valeo	414,391	7,746,870
Vinci SA	93,537	9,444,034
Worldline SA/France(a)(b)	142,289	6,740,402
		784,930,738
Germany — 7.5%
adidas AG	105,672	13,621,961
Allianz SE, Registered	266,365	56,858,668

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
BASF SE	272,869	$13,893,233
Bayer AG, Registered	386,860	22,452,155
Bayerische Motoren Werke AG	137,624	12,496,072
Brenntag SE	97,460	6,196,596
Commerzbank AG(a)	795,384	6,662,221
Covestro AG(b)	178,339	7,083,572
Delivery Hero SE(a)(b)	144,712	6,334,431
Deutsche Bank AG, Registered	921,054	9,789,265
Deutsche Boerse AG	139,565	25,648,481
Deutsche Lufthansa AG, Registered(a)	882,212	7,029,355
Deutsche Post AG, Registered	442,194	17,664,872
Deutsche Telekom AG, Registered	471,750	9,596,684
E.ON SE	1,123,058	10,767,371
Fresenius SE & Co. KGaA	265,133	7,327,835
GEA Group AG	161,708	6,612,433
HeidelbergCement AG	121,985	6,688,280
Infineon Technologies AG	828,738	27,837,682
Mercedes-Benz Group AG	408,872	27,780,071
Merck KGaA	121,184	22,202,729
MTU Aero Engines AG	44,344	9,350,513
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	91,040	28,755,552
Puma SE	182,133	9,426,049
Rheinmetall AG	35,627	7,281,270
SAP SE	644,196	71,477,817
Siemens AG, Registered	373,908	51,855,349
Vonovia SE	288,129	7,156,808
Zalando SE(a)(b)	218,619	6,876,183
		516,723,508
Hong Kong — 2.5%
AIA Group Ltd.	6,358,000	64,562,974
BOC Hong Kong Holdings Ltd.	3,711,500	11,847,086
Galaxy Entertainment Group Ltd.	1,267,000	7,702,672
Hang Seng Bank Ltd.	459,800	7,091,779
Hong Kong Exchanges & Clearing Ltd.	598,900	23,810,763
MTR Corp. Ltd.	3,197,500	15,415,553
Sands China Ltd.(a)	2,682,000	7,332,485
Sun Hung Kai Properties Ltd.	585,500	7,063,042
Swire Pacific Ltd., Class A	908,500	7,140,257
Swire Properties Ltd.	6,835,800	15,395,923
Wharf Real Estate Investment Co. Ltd.	1,431,000	6,595,356
		173,957,890
Ireland — 0.8%
CRH PLC	624,022	25,086,610
Flutter Entertainment PLC, Class DI(a)	72,217	10,848,699
Kerry Group PLC, Class A	178,253	16,944,245
		52,879,554
Israel — 0.7%
Bank Hapoalim BM	913,403	8,880,714
Bank Leumi Le-Israel BM	942,547	8,640,331
CyberArk Software Ltd.(a)(c)	44,893	6,692,199
Elbit Systems Ltd.	34,007	5,970,343
Isracard Ltd.	1	4
Nice Ltd.(a)	41,151	7,972,551
Wix.com Ltd.(a)(c)	78,904	7,140,023
		45,296,165
Italy — 1.8%
Assicurazioni Generali SpA	487,296	8,644,339
Enel SpA	5,077,206	27,390,434
Security	Shares	Value

Italy (continued)
Eni SpA	576,097	$8,589,604
FinecoBank Banca Fineco SpA	409,909	6,585,953
Intesa Sanpaolo SpA	14,516,180	32,229,734
Nexi SpA(a)(b)	749,410	6,553,743
Poste Italiane SpA(b)	673,883	6,581,864
Prysmian SpA	198,073	6,980,248
Terna - Rete Elettrica Nazionale	941,925	7,215,091
UniCredit SpA	688,825	9,407,915
		120,178,925
Japan — 21.7%
Aeon Co. Ltd.	545,700	11,261,996
Ajinomoto Co. Inc.	398,300	12,611,317
Asahi Group Holdings Ltd.	309,100	9,913,413
Asahi Kasei Corp.	1,614,900	12,002,473
Astellas Pharma Inc.	1,147,200	17,792,636
Azbil Corp.	397,900	12,244,976
Bridgestone Corp.	373,700	14,096,117
Canon Inc.	294,300	6,845,475
Chugai Pharmaceutical Co. Ltd.	446,800	11,898,546
Dai Nippon Printing Co. Ltd.	328,200	6,797,557
Dai-ichi Life Holdings Inc.	453,800	8,417,161
Daiichi Sankyo Co. Ltd.	913,500	30,255,621
Daikin Industries Ltd.	153,200	25,265,875
Denso Corp.	244,800	13,508,168
East Japan Railway Co.	125,400	7,109,673
Eisai Co. Ltd.	160,900	10,992,370
ENEOS Holdings Inc.	3,633,400	12,261,948
FANUC Corp.	127,100	19,110,873
Fast Retailing Co. Ltd.	31,900	18,968,986
Fuji Electric Co. Ltd.	159,300	6,483,207
FUJIFILM Holdings Corp.	256,800	13,813,834
Fujitsu Ltd.	142,200	19,295,727
Hankyu Hanshin Holdings Inc.	459,800	14,398,028
Hitachi Construction Machinery Co. Ltd.	299,000	7,067,541
Hitachi Ltd.	470,900	25,183,465
Honda Motor Co. Ltd.	1,020,900	24,880,965
Hoya Corp.	181,400	18,771,296
Ibiden Co. Ltd.	214,200	8,790,089
Idemitsu Kosan Co. Ltd.	324,300	7,615,741
Inpex Corp.	1,191,700	13,132,089
ITOCHU Corp.	1,184,900	37,214,248
JFE Holdings Inc.	636,700	7,103,166
Kao Corp.	238,400	9,541,354
KDDI Corp.	1,367,200	40,666,775
Keio Corp.	183,900	6,889,388
Keyence Corp.	80,200	33,935,175
Kikkoman Corp.	120,100	6,802,357
Kirin Holdings Co. Ltd.	671,900	10,606,339
Komatsu Ltd.	566,500	13,161,215
Kubota Corp.	575,800	8,561,382
Kurita Water Industries Ltd.	153,500	6,780,723
Kyocera Corp.	137,900	7,044,288
Kyowa Kirin Co. Ltd.	314,000	7,294,607
Lixil Corp.	422,800	6,564,789
Marubeni Corp.	1,497,400	16,939,146
Mazda Motor Corp.	963,600	7,661,046
Mitsubishi Chemical Group Corp.	1,460,200	7,796,866
Mitsubishi Corp.	588,100	19,806,714
Mitsubishi Electric Corp.	680,600	6,789,243
Mitsubishi Estate Co. Ltd.	496,100	7,005,208

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Heavy Industries Ltd.	251,700	$10,018,371
Mitsubishi UFJ Financial Group Inc.	4,923,300	26,849,414
Mitsui Chemicals Inc.	303,100	6,804,331
Mizuho Financial Group Inc.	1,397,300	17,439,485
MS&AD Insurance Group Holdings Inc.	353,100	10,480,460
Murata Manufacturing Co. Ltd.	221,500	12,149,992
Nidec Corp.(c)	108,400	6,826,226
Nintendo Co. Ltd.	599,780	25,716,808
Nippon Express Holdings Inc.	116,200	6,883,227
Nippon Paint Holdings Co. Ltd.	824,900	6,831,613
Nippon Steel Corp.	468,300	7,502,776
Nippon Telegraph & Telephone Corp.	248,100	6,879,561
Nippon Yusen KK	341,400	7,599,371
Nitto Denko Corp.	151,300	9,559,270
Nomura Holdings Inc.	2,450,100	8,941,793
Nomura Research Institute Ltd.	355,000	7,866,356
NTT Data Corp.	439,500	6,799,278
Omron Corp.	334,700	17,408,160
Ono Pharmaceutical Co. Ltd.	274,000	7,022,113
Oriental Land Co. Ltd./Japan	97,800	14,137,039
ORIX Corp.	673,500	10,912,150
Panasonic Holdings Corp.	1,079,100	10,076,276
Recruit Holdings Co. Ltd.	776,100	25,110,901
Resona Holdings Inc.	1,786,900	8,599,704
SCSK Corp.	427,200	6,918,590
Sekisui Chemical Co. Ltd.	494,300	6,991,036
Sekisui House Ltd.	714,200	13,372,446
Seven & i Holdings Co. Ltd.	168,300	6,847,966
SG Holdings Co. Ltd.	480,000	7,484,295
Shimizu Corp.	1,295,600	6,924,128
Shin-Etsu Chemical Co. Ltd.	92,600	11,982,925
Shionogi & Co. Ltd.	199,100	10,014,951
SoftBank Corp.	2,126,200	23,132,296
SoftBank Group Corp.	522,300	22,886,409
Sompo Holdings Inc.	415,400	18,322,854
Sony Group Corp.	753,300	62,403,454
Sumitomo Chemical Co. Ltd.	4,264,500	15,547,656
Sumitomo Metal Mining Co. Ltd.	216,300	7,295,505
Sumitomo Mitsui Financial Group Inc.	567,400	19,257,965
Sumitomo Mitsui Trust Holdings Inc.	310,400	9,954,735
Suntory Beverage & Food Ltd.	204,700	6,975,721
Sysmex Corp.	186,700	11,470,109
Takeda Pharmaceutical Co. Ltd.	535,894	15,757,011
TDK Corp.	273,100	9,843,985
Terumo Corp.	497,800	14,794,450
TIS Inc.	223,000	6,379,124
Tokio Marine Holdings Inc.	1,080,900	22,297,635
Tokyo Electron Ltd.	91,600	31,086,420
Tokyo Gas Co. Ltd.	427,200	7,858,345
Tokyu Corp.	756,800	9,665,174
Toray Industries Inc.	2,781,800	14,976,982
TOTO Ltd.	200,000	6,979,057
Toyota Motor Corp.	5,072,600	74,677,278
West Japan Railway Co.	164,000	6,986,346
Yamaha Corp.	175,900	7,003,927
Yamaha Motor Co. Ltd.	667,500	16,720,717
Yaskawa Electric Corp.	212,800	7,003,343
Yokogawa Electric Corp.	374,400	7,061,058
		1,494,239,760
Security	Shares	Value

Netherlands — 4.7%
Adyen NV(a)(b)	10,172	$16,024,142
Akzo Nobel NV	188,788	13,583,219
Argenx SE(a)	22,960	9,292,697
ASM International NV	26,383	7,315,760
ASML Holding NV	215,172	131,366,737
Heineken NV	116,625	10,801,082
ING Groep NV(a)	1,732,378	21,008,227
Koninklijke Ahold Delhaize NV	568,858	16,577,714
Koninklijke DSM NV	134,008	17,381,277
Koninklijke KPN NV	5,650,348	17,382,142
Prosus NV	425,622	27,852,158
Stellantis NV	513,086	8,094,168
Universal Music Group NV	312,351	7,313,230
Wolters Kluwer NV	152,700	16,829,126
		320,821,679
New Zealand — 0.2%
Meridian Energy Ltd.	2,286,238	7,095,984
Spark New Zealand Ltd.	2,205,939	7,191,601
		14,287,585
Norway — 1.1%
Aker BP ASA	192,167	6,667,763
DNB Bank ASA	832,834	16,262,032
Equinor ASA	692,780	26,679,512
Norsk Hydro ASA	1,021,386	7,691,158
Orkla ASA	1,030,748	7,349,632
Telenor ASA	1,141,715	11,077,419
		75,727,516
Portugal — 0.2%
Galp Energia SGPS SA	1,181,725	14,560,830

Singapore — 1.5%
Capitaland Investment Ltd/Singapore	4,792,100	13,014,537
City Developments Ltd.	2,290,600	14,072,539
DBS Group Holdings Ltd.	846,700	22,080,873
Keppel Corp. Ltd.	3,778,400	21,089,245
Oversea-Chinese Banking Corp. Ltd.	1,190,000	10,967,838
Sea Ltd., ADR(a)(c)	116,868	6,821,587
Singapore Exchange Ltd.	855,000	5,722,853
United Overseas Bank Ltd.	523,200	12,063,662
		105,833,134
Spain — 2.4%
Amadeus IT Group SA(a)	358,330	19,374,009
Banco Bilbao Vizcaya Argentaria SA	4,044,348	23,833,512
Banco Santander SA	6,145,085	18,335,915
CaixaBank SA	1,921,122	7,142,383
Cellnex Telecom SA(b)	195,316	6,716,628
Endesa SA	377,559	6,986,640
Iberdrola SA	3,614,157	40,830,631
Industria de Diseno Textil SA	689,571	18,000,421
Naturgy Energy Group SA	325,830	9,161,104
Red Electrica Corp. SA	248,322	4,347,731
Repsol SA	561,838	8,674,960
		163,403,934
Sweden — 3.3%
Alfa Laval AB	238,709	6,873,400
Assa Abloy AB, Class B	463,658	10,631,393
Atlas Copco AB, Class A	1,214,254	15,135,561
Atlas Copco AB, Class B	853,125	9,685,709
Boliden AB	444,685	16,797,215

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Epiroc AB, Class A	381,198	$7,340,342
Epiroc AB, Class B	438,501	7,252,781
EQT AB	293,225	6,730,393
Essity AB, Class B	571,032	13,982,741
Evolution AB(b)	79,354	8,173,776
H & M Hennes & Mauritz AB, Class B	590,114	6,616,598
Investor AB, Class A	387,403	7,459,316
Investor AB, Class B	344,003	6,321,989
Nibe Industrier AB, Class B	834,850	7,881,792
Sandvik AB	435,590	8,002,533
Skandinaviska Enskilda Banken AB, Class A	624,295	7,198,589
Svenska Cellulosa AB SCA, Class B	703,495	9,565,230
Svenska Handelsbanken AB, Class A	1,122,520	11,402,385
Swedbank AB, Class A	423,651	6,894,214
Tele2 AB, Class B	1,164,494	10,344,516
Telefonaktiebolaget LM Ericsson, Class B	1,540,416	9,722,579
Telia Co. AB	5,258,578	14,370,237
Volvo AB, Class A	427,708	8,145,612
Volvo AB, Class B	458,346	8,378,835
		224,907,736
Switzerland — 10.5%
ABB Ltd., Registered	977,462	30,719,856
Alcon Inc.	187,504	12,930,207
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	672	7,068,983
Coca-Cola HBC AG, Class DI	280,701	6,866,199
Credit Suisse Group AG, Registered	1,052,522	3,219,417
Geberit AG, Registered	24,326	11,660,753
Givaudan SA, Registered	6,293	21,274,592
Holcim AG	137,334	7,174,301
Julius Baer Group Ltd.	154,888	8,921,911
Kuehne + Nagel International AG, Registered	56,299	13,677,239
Logitech International SA, Registered	114,879	6,964,814
Lonza Group AG, Registered	57,620	30,313,434
Nestle SA, Registered	1,375,886	163,762,811
Novartis AG, Registered	970,675	86,345,945
Roche Holding AG, Bearer	17,302	6,950,460
Roche Holding AG, NVS	318,817	104,133,239
SGS SA, Registered	7,182	16,873,909
SIG Group AG	311,355	6,811,148
Sika AG, Registered	57,506	14,696,263
Sonova Holding AG, Registered	37,089	9,630,503
STMicroelectronics NV	424,285	16,422,759
Straumann Holding AG	58,483	6,825,633
Swiss Life Holding AG, Registered	12,671	6,773,713
Swiss Re AG	235,930	21,145,675
Swisscom AG, Registered	18,041	9,728,823
UBS Group AG, Registered	1,898,130	35,025,577
VAT Group AG(b)	24,693	6,920,817
Zurich Insurance Group AG	105,917	50,886,424
		723,725,405
United Kingdom — 15.0%
3i Group PLC	839,936	13,800,537
abrdn PLC	3,537,803	8,384,584
Anglo American PLC	704,568	29,292,504
Antofagasta PLC	487,571	8,436,222
Ashtead Group PLC	201,478	12,297,137
Associated British Foods PLC	371,394	7,122,867
AstraZeneca PLC	748,777	101,339,975
Security	Shares	Value

United Kingdom (continued)
BAE Systems PLC	1,984,078	$19,649,779
Barclays PLC	7,685,261	15,032,926
Barratt Developments PLC	1,969,378	9,523,466
Berkeley Group Holdings PLC	149,540	6,934,715
BP PLC	7,382,977	44,089,178
British Land Co. PLC (The)	1,515,210	7,266,060
BT Group PLC	4,523,931	6,657,014
Bunzl PLC	185,654	6,866,044
Burberry Group PLC	408,293	10,791,110
CNH Industrial NV	1,044,195	16,829,140
Coca-Cola Europacific Partners PLC	187,527	9,955,808
Compass Group PLC	597,270	13,616,520
Croda International PLC	154,365	12,765,247
Diageo PLC	1,407,891	65,019,236
Entain PLC	408,804	6,998,614
Experian PLC	195,040	6,900,758
GSK PLC	1,770,379	30,103,627
HSBC Holdings PLC	8,842,815	54,177,633
Informa PLC	1,027,777	7,707,605
InterContinental Hotels Group PLC	115,703	6,734,282
Intertek Group PLC	194,379	9,530,332
J Sainsbury PLC	3,536,186	9,538,019
Johnson Matthey PLC	276,412	7,016,780
Kingfisher PLC	3,031,324	8,864,799
Legal & General Group PLC	3,410,760	10,462,831
Lloyds Banking Group PLC	32,280,987	18,419,938
London Stock Exchange Group PLC	156,133	15,634,448
Mondi PLC	498,596	9,420,422
National Grid PLC	2,493,455	30,672,196
NatWest Group PLC, NVS	2,957,348	9,405,284
Pearson PLC	584,739	7,056,392
Prudential PLC	1,288,722	15,329,331
Reckitt Benckiser Group PLC	347,923	24,968,173
RELX PLC	983,971	27,591,476
Rentokil Initial PLC	1,034,330	6,813,908
Rolls-Royce Holdings PLC(a)	6,490,591	7,112,479
Sage Group PLC (The)	1,397,707	13,557,023
Schroders PLC	1,329,067	7,173,838
Segro PLC	1,184,532	11,463,105
Shell PLC	3,607,194	105,567,418
Smiths Group PLC	350,994	6,755,343
Spirax-Sarco Engineering PLC	49,320	6,660,583
SSE PLC	672,114	13,940,022
St. James’s Place PLC	679,818	9,554,932
Standard Chartered PLC	1,288,434	9,597,592
Tesco PLC	3,674,934	10,125,357
Unilever PLC	1,393,729	69,688,014
Vodafone Group PLC	9,890,750	10,955,602
		1,031,168,225

Total Common Stocks — 99.0%
(Cost: $6,635,794,558)		6,810,669,236

Preferred Stocks

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	83,862	7,277,039
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	60,459	6,845,004
Henkel AG & Co. KGaA, Preference Shares, NVS	96,650	6,883,284

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Sartorius AG, Preference Shares, NVS	16,805	$6,317,952
		27,323,279

Total Preferred Stocks — 0.4%
(Cost: $25,059,999)		27,323,279

Rights

Switzerland — 0.0%
Credit Suisse Group AG, (Expires 12/22/22, Strike Price CHF 2.52)(a)(c)	1,366,280	127,062

Total Rights — 0.0%
(Cost: $—)		127,062

Total Long-Term Investments — 99.4%
(Cost: $6,660,854,557)		6,838,119,577

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	21,949,343	21,951,537
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	1,390,000	$1,390,000

Total Short-Term Securities — 0.3%
(Cost: $23,343,140)		23,341,537

Total Investments — 99.7%
(Cost: $6,684,197,697)		6,861,461,114

Other Assets Less Liabilities — 0.3%		19,654,636

Net Assets — 100.0%		$6,881,115,750

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan. (d) Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,537,814	$12,415,924	(a)	$—	$3,035	$(5,236)	$21,951,537	21,949,343	$12,554	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,370,000	20,000	(a)	—	—	—	1,390,000	1,390,000	8,442		—
					$3,035	$(5,236)	$23,341,537		$20,996		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	82	12/08/22	$11,956	$623,337
SPI 200 Index	40	12/15/22	4,999	344,329
Euro STOXX 50 Index	382	12/16/22	15,977	1,924,893
FTSE 100 Index	101	12/16/22	9,288	441,038
				$3,333,597

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
November 30, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$30,609,617	$6,780,059,619	$—	$6,810,669,236
Preferred Stocks	6,845,004	20,478,275	—	27,323,279
Rights	127,062	—	—	127,062
Money Market Funds	23,341,537	—	—	23,341,537
	$60,923,220	$6,800,537,894	$—	$6,861,461,114

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$3,333,597	$—	$3,333,597

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares